Income Taxes - Summary of Differences and Related Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Income Taxes [Abstract]
Earnings (loss) before income taxes	$ (27,752)	$ (15,848)
Income taxes (recovery) on earnings before income taxes, at above basic rate	(7,493)	(3,627)
Nondeductible expenses	8	322
Estimated SR&ED ITC	(198)
Effects of tax rate change and foreign exchange	209	12
Deferred income tax asset recognized		(138)
Tax rate difference by jurisdiction	948	(359)
Tax benefits not recognized	4,885	4,651
Impairment loss	602
Prior year tax assessments and adjustments	(420)
Other	267
Income taxes (recovery)	(1,192)	861
Current income taxes	(242)	1,390
Deferred income taxes (recovery)	$ (950)	$ (529)